Share Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share Capital
23.	SHARE CAPITAL

	December 31,
	2017	2018
	RMB	RMB
Registered, issued and fully paid
67,054,958,321 ordinary domestic shares of RMB1.00 each	67,055	67,055
13,877,410,000 overseas listed H shares of RMB1.00 each	13,877	13,877

	80,932	80,932

All ordinary domestic shares and H shares rank pari passu in all material respects.